Balances and Transactions with Related Parties (Details) - ILS (₪)				1 Months Ended
	Apr. 10, 2016	May 28, 2015	Jan. 18, 2015	Aug. 31, 2014	Aug. 31, 2012	Feb. 29, 2012	Feb. 29, 2012
Balances and Transactions with Related Parties (Details) [Line Items]
Description of transactions with related party	the Audit Committee and the Board of Directors unanimously resolved to approve the payment of NIS 200, to be increased by an additional amount of up to NIS 200 as needed, for the benefit of the Company’s CEO, for the purpose of securing the bond that was required in connection with an investigation conducted by the Israeli Securities Authority (“ISA”), regarding certain shareholders of the Company’s (not including among them the Company’s CEO) alleged use of inside information.					Pursuant to the amendment, the monthly salary of the Company’s CEO was increased by 5% in each of the three years of the extension of the engagement to NIS 52.5 a month starting January 2012.
Employee agreement term			5 years
Compensation payable							1.75%
Monthly remuneration (in New Shekels)		₪ 80,000
Option granted, percentage		2.50%
Percentage of entity revenue					0.50%
Cfo [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Description of transactions with related party				In addition, the CFO is entitled to receive a one-time cash payment of NIS 192.5 for the services provided in connection with the preparation and submission of the prospectus in the US and, in the event that the Company should complete a successful capital raise in the U.S. t, the CFO shall be entitled to receive a one-time payment of NIS 87.5. Furthermore, from the consummation of the offering, the monthly compensation under the services agreement will be increased to NIS 15,000.
Employment Agreement [Member] | Cfo [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Employee agreement term				5 years
Employment capacity				60.00%
(in New Shekels)				₪ 10,000
Management agreement fees (in New Shekels)				₪ 2,500